Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share(1)
Amount Registered | shares	1,265,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 8,855,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,355.70
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.